Income tax expense and other taxes - Summary of Analysis of Deferred Tax Assets and Liabilities (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Deferred tax assets and liabilities [abstract]
Deferred tax assets	$ (2,593)
Deferred tax liabilities	34
Deferred tax assets (liabilities) net	(2,559)
Deferred tax assets	27,166	$ 24,573
Deferred tax liabilities	(18,471)	(18,437)
Deferred tax assets (liabilities) net	$ 8,695	$ 6,136	$ 155